Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
CURRENT LIABILITIES
Commercial papers	$ 1,900
Non-Current Liabilities [Member]
NON-CURRENT LIABILITIES
Secured bank loans	230	$ 210
Unsecured bank loans	153	8,266
Unsecured bond issues	108,327	105,146
Unsecured other loans	53	111
Finance lease liabilities	186	208
Non-current interest-bearing loans and borrowings	108,949	113,941
Current Liabilities [Member]
CURRENT LIABILITIES
Secured bank loans	272	652
Commercial papers	1,870	2,053
Unsecured bank loans	739	1,396
Unsecured bond issues	4,510	4,481
Unsecured other loans	15	10
Finance lease liabilities	27	26
Current interest-bearing loans and borrowings	$ 7,433	$ 8,618